Operating expenses - Disclosure of Depreciation, Amortization And Provision Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	€ (1)	€ (3)	€ (45)
Amortization expense of tangible assets	(1,517)	(1,497)	(1,515)
Utilization of provision for disputes	0	0	0
Provision for charges	(163)	(230)	(68)
Reversal of provision for disputes		0	0
Total depreciation, amortization and provision expenses (except IAS 19)	(1,682)	(1,730)	(1,628)
Provision for retirement benefit obligations (IAS 19)	(65)	(75)	(84)
Total Provision for retirement benefit obligations (IAS 19)	(65)	(75)	(84)
Depreciation, Amortization And Provision Expenses	(1,747)	(1,805)	(1,712)
R&D
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(1)	(2)	(34)
Amortization expense of tangible assets	(1,247)	(1,164)	(1,109)
Utilization of provision for disputes	0	0	0
Provision for charges	(47)	(187)	(68)
Reversal of provision for disputes		0	0
Total depreciation, amortization and provision expenses (except IAS 19)	(1,295)	(1,353)	(1,211)
Provision for retirement benefit obligations (IAS 19)	(42)	(48)	(49)
Total Provision for retirement benefit obligations (IAS 19)	(42)	(48)	(49)
Depreciation, Amortization And Provision Expenses	(1,337)	(1,401)	(1,260)
SG&A
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	0	(1)	(10)
Amortization expense of tangible assets	(270)	(334)	(406)
Utilization of provision for disputes	0	0	0
Provision for charges	(116)	(43)	0
Reversal of provision for disputes		0	0
Total depreciation, amortization and provision expenses (except IAS 19)	(387)	(378)	(417)
Provision for retirement benefit obligations (IAS 19)	(24)	(26)	(35)
Total Provision for retirement benefit obligations (IAS 19)	(24)	(26)	(35)
Depreciation, Amortization And Provision Expenses	€ (411)	€ (404)	€ (452)